Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt:
Current portion of long-term debt and short-term debt	$ 868,725
Long-term debt	1,855,960	$ 1,025,914
Total liabilities	3,350,279	2,967,983
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	185,673	130,063
Debt:
Short-term interest bearing debt		833,664
Current portion of long-term debt and short-term debt	836,882
Long-term debt	1,113,676	252,691
Total liabilities	1,950,558	$ 1,086,355
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	18,844
Debt:
Short-term interest bearing debt	39,314
Long-term debt	117,841
Total liabilities	157,155
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	62,319
Debt:
Short-term interest bearing debt	182,540
Long-term debt	0
Total liabilities	182,540
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	18,548
Debt:
Short-term interest bearing debt	30,398
Long-term debt	127,189
Total liabilities	157,587
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	8
Debt:
Short-term interest bearing debt	126,508
Long-term debt	0
Total liabilities	126,508
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	25,000
Debt:
Short-term interest bearing debt	155,318
Long-term debt	0
Total liabilities	155,318
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	22,141
Debt:
Short-term interest bearing debt	143,849
Long-term debt	0
Total liabilities	143,849
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	2,372
Debt:
Short-term interest bearing debt	10,075
Long-term debt	89,246
Total liabilities	99,321
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	36,441
Debt:
Short-term interest bearing debt	148,880
Long-term debt	779,400
Total liabilities	$ 928,280